Aggressive Allocation Fund (Prospectus Summary) | Aggressive Allocation Fund
Aggressive Allocation Fund May 1, 2012
Investment Objective.
The Fund seeks capital appreciation and, to a lesser extent, current income.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aggressive Allocation Fund Aggressive Allocation Fund Class
Management Fees	none
Other Expenses	none
Acquired Fund Fees & Expenses	0.38%
Total Annual Fund Operating Expenses	0.38%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
(a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include
Separate Account expenses which would increase costs if included.
Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aggressive Allocation Fund Aggressive Allocation Fund Class	39	123	215	490

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 7.73% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in equity shares of other funds of the Investment
Company ("IC Funds") and also in fixed income IC Funds.

• The Fund's target allocation currently is approximately 75% of net assets in equity IC Funds and approximately 25% of net assets in fixed income IC Funds.

• The Fund seeks to maintain approximately 45% of its net assets in the Equity
Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 5%
in the Small Cap Growth Fund and approximately 5% in the Small Cap Value Fund.

• The Fund seeks to maintain approximately 25% of its net assets in the Bond
Fund.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Underlying Fund risk: A Fund's ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 75% of its assets in equity IC Funds and 25% of its assets in fixed income IC Funds; therefore the
Fund is primarily subject to equity risk. These risks include Market, Credit,
Small-Cap, Mid-Cap and Stock risks, which are described in more detail in the
"Principal Risks" section of the prospectus.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when due; or
investors may lose confidence in the ability of the borrower to pay back debt.
Junk bonds and high-yield bonds, both categorized as non-investment-grade debt securities, tend to be less liquid than higher-rated securities and have a higher risk of default.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

• Allocation Fund risk:

• The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

• Performance of some asset classes may offset performance of others, such as stocks and bonds.

• Because the Allocation Fund holds both stocks and bonds, the Fund's performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one and five years and the life of the Fund compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at
http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund's performance compares with the returns of two indices with similar investment objectives:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite
Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Barclays Capital U.S. Aggregate Index represents U.S, fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.
The bar chart and table below show the annual return and average annual returns of the Fund.

Best and Worst Performing Quarters Quarter/Year Total Return Best Second quarter 2009 14.03% Worst Fourth quarter 2008 (17.64)%
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Aggressive Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aggressive Allocation Fund Class	Aggressive Allocation Fund (commenced operations on May 20, 2003)	2.31%	2.65%	6.83%	May 20, 2003
S&P 500® Index	S&P 500® Index	2.11%	(0.26%)	5.80%
Barclay's Capital Aggregate Bond Index	Barclay's Capital Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)	7.84%	6.50%	5.09%